Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2018
DebtSecurities [Abstract]
Marketable debt securities [Table Text Block]
The following table summarizes the Company’s marketable debt securities as of December 31, 2018 and 2017.

	As of December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$59,973	$56	$(67)	$59,962
Total short-term investments	$59,973	$56	$(67)	$59,962

	As of December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$5,983	$7	$(14)	$5,976
Total short-term investments	$5,983	$7	$(14)	$5,976